Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 34,686,379	$ 82,552,314
Restricted cash	9,759,765	347,718
Accounts receivable, net of allowance for doubtful accounts	7,089,542	6,097,658
Notes receivable	122,452	0
Inventory	12,781,741	16,647,060
Prepaid advertising expenses	6,161,815	3,214,784
Other prepaid expenses and current assets, net of allowance for doubtful accounts	9,325,400	6,901,302
Deferred tax assets, net	953,395	847,696
Total current assets	80,880,489	116,608,532
Prepaid land use right, net	7,813,337	8,019,857
Property and equipment, net	26,840,184	29,755,082
Acquired intangible assets, net	1,178,667	1,480,363
Investments in affiliates	7,941,850	8,202,374
Restricted cash	0	9,677,049
Other long-term assets	1,077,935	1,610,456
Total assets	125,732,462	175,353,713
Current liabilities:
Accounts payable	10,405,413	13,368,777
Accrued expenses and other current liabilities	11,824,586	13,107,760
Notes payable	0	1,148,125
Income taxes payable	1,801,842	1,308,616
Deferred revenue	666,739	787,273
Current portion of long-term debt	8,506,324	0
Total current liabilities	33,204,904	29,720,551
Long-term debt	0	8,502,198
Deferred tax liability	855,709	858,811
Total liabilities	34,060,613	39,081,560
Commitments and contingencies (Note 18)
Acorn International, Inc. shareholders' equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 94,937,174 and 95,237,174 shares issued and 82,449,791 and 82,749,791 shares outstanding as of December 31, 2013 and 2014, respectively)	952,372	949,372
Additional paid-in capital	161,924,810	161,499,810
Accumulated deficits	(86,190,592)	(41,861,680)
Accumulated other comprehensive income	34,584,804	35,284,912
Treasury stock, at cost (12,487,383 and 12,487,383 shares as of December 31, 2013 and 2014, respectively)	(20,109,451)	(20,109,451)
Total Acorn International, Inc. shareholders' equity	91,161,943	135,762,963
Noncontrolling interests	509,906	509,190
Total equity	91,671,849	136,272,153
Total liabilities and equity	125,732,462	175,353,713
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	2,482,194	5,932,591
Restricted cash	117,666	118,093
Accounts receivable, net of allowance for doubtful accounts	1,199,717	3,311,055
Inventory	1,027,639	1,230,441
Other prepaid expenses and current assets, net of allowance for doubtful accounts	2,445,557	1,999,697
Deferred tax assets, net	426,071	72,209
Total current assets	7,698,844	12,664,086
Property and equipment, net	6,439,167	7,083,690
Total assets	14,138,011	19,747,776
Current liabilities:
Accounts payable	428,782	288,225
Accrued expenses and other current liabilities	3,409,738	4,843,541
Income taxes payable	426,071	0
Deferred revenue	666,702	787,198
Total liabilities	$ 4,931,293	$ 5,918,964